Lennar Homebuilding Investments In Unconsolidated Entities (Total Debt Of Unconsolidated Entities) (Details) - Lennar Homebuilding [Member] - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013
Schedule of Equity Method Investments [Line Items]
The Company’s net recourse exposure	$ 24,481	$ 27,496
Reimbursement agreements from partners	0	13,500
The Company’s maximum recourse exposure	24,481	40,996
Non-recourse bank debt and other debt (partner’s share of several recourse)	56,573	61,008
Non-recourse land seller debt or other debt	4,022	20,454
Non-recourse debt with completion guarantees	442,854	245,821
Non-recourse debt without completion guarantees	209,825	82,178
Non-recourse debt to the Company	713,274	409,461
Total debt	$ 737,755	$ 450,457
The Company’s maximum recourse exposure as a % of total JV debt	3.00%	9.00%